INVESTMENTS - Equity securities with readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares
Equity securities with readily determinable fair values
Equity Securities, FV-NI		¥ 130	$ 13	¥ 89
Accor
Equity securities with readily determinable fair values
Number of ordinary shares acquired | shares	10,782,131	2,309,981
Accumulated number of shares acquired in investment | shares			13,092,112	13,092,112
Equity Securities, FV-NI		¥ 780		¥ 3,816
Unrealized losses from fair value	¥ 794
Accor | Maximum
Equity securities with readily determinable fair values
Investment in equity securities (in percentage)			5.00%	5.00%
Other marketable securities
Equity securities with readily determinable fair values
Equity Securities, FV-NI		¥ 257		¥ 295
Unrealized losses from fair value	¥ 120